UNITED STATES
                        SECURITIES AND EXCHANGE COMMISION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ];  Amendment Number: ____
  This Amendment (Check only one.)  [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Abingdon Capital Management LLC
             ---------------------------------
Address:     1650 Tysons Boulevard, Suite 1575
             ---------------------------------
             McLean, VA 22102
             ---------------------------------


Form 13F File Number:  28- 11828
                          -------

The institutional investment manager filing this report and the person by whom it is signed hereby represents the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bryan Jacoboski
           ---------------------------------
Title:     Managing Member
           ---------------------------------
Phone:     703-269-3400
           ---------------------------------

Signature, Place, and Date of Signing:

Robert Bryan Jacoboski               McLean, VA                November 7, 2008
---------------------               -------------              ----------------
       [Signature]                  [City, State]                   [Date]


Report Type (Check only one.):

[X] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:          ONE
                                            --------
Form 13F Information Table Entry Total:     24
                                            --------
Form 13F Information Table Value Total:     75,920
                                            --------
                                           (thousands)


Column 1                   Column 2             Column 3  Column 4   Column 5      Column 6    Column 7           Column 8
--------                  ---------             --------  --------   --------     ----------   --------
                                                           Value   SHRS OR  SH/   Investment    Other         Voting Authority
Name of Issuer          Title of Class          CUSIP     (x1000)  PRN AMT  PRN   Discretion   Managers    Sole    Shared    None
--------------          --------------         ---------  -------  -------  ---   ---------   ---------   -------  -------   -----
ALLIANCE ONE INTERNATIONAL INC   COM           018772103  9,296  2,446,240 SH     DEFINED        1       2,446,240
AVIS BUDGET GROUP INC            COM           053774105  2,485    432,980 SH     DEFINED        1         432,980
BE AEROSPACE INC                 COM           073302101  3,606    227,810 SH     DEFINED        1         227,810
CEMEX SAB de CV                  SPON ADR NEW  151290889  1,744    101,270 SH     DEFINED        1         101,270
DANA HOLDING CORP                COM           235825205  3,290    679,720 SH     DEFINED        1         679,720
DOLLAR THRIFTY AUTOMOTIVE  GRO   COM           256743105  1,662    861,230 SH     DEFINED        1         861,230
FEDERAL MOGUL CORP               CL A          313549404  2,501    199,270 SH     DEFINED        1         199,270
FOSTER WHEELER LTD               SHS NEW       G36535139  3,242     89,790 SH     DEFINED        1          89,790
FRESH DEL MONTE PRODUCE INC.     ORD           G36738105  4,765    214,630 SH     DEFINED        1         214,630
GOODYEAR TIRE & RUBBER CO        COM           382550101  5,934    387,600 SH     SOLE           1         387,600
HERTZ GLOBAL HOLDINGS            COM           42805T105  1,256    165,940 SH     SOLE           1         165,940
LEAR CORP                        COM           521865105  3,597    342,550 SH     SOLE           1         342,550
LENDER PROCESSING SERVICES INC   COM           52602E102  2,506     82,110 SH     DEFINED        1          82,110
PATRIOT COAL CORP                COM           70336T104  1,743     60,000 SH     DEFINED        1          60,000
PILGRIMS PRIDE CORP  COM STK     COM           721467108  2,604  1,045,790 SH     DEFINED        1       1,045,790
PINNACLE ENTERTAINMENT INC       COM           723456109  2,703    357,590 SH     DEFINED        1         357,590
SLM CORP                         COM           78442P106  6,358    515,240 SH     DEFINED        1         515,240
TRANSWITCH CORP                  COM           894065101  1,147  2,123,890 SH     DEFINED        1       2,123,890
TRONOX INC                       CL A          897051108     60    353,260 SH     DEFINED        1         353,260
WALTER INDUSTRIES INC            COM           93317Q105  1,468     30,930 SH     DEFINED        1          30,930
WENDY'S/ARBY'S GROUP INC CL A    CL A          950587105  4,511    857,615 SH     DEFINED        1         857,615
WET SEAL INC        CL A COM S   CL A          961840105  2,084    574,230 SH     SOLE           1         574,230
WYNDHAM WOLDWIDE CORP            COM           98310W108  3,409    217,000 SH     DEFINED        1         217,000
KINGSWAY FINANCIAL SERVICES      COM           496904103  3,949    565,830 SH     DEFINED        1         565,830

                                  TOTAL MARKET VALUE     75,920